Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 1,849	₨ 2,135
Impact on discount rate or salary due to decrease in actuarial assumptions	(1,870)	(2,017)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	(1,789)	(1,940)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 1,792	₨ 2,057